Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid To Non-PEO NEOs(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (h)	EBITDA(5) (i)
					Total Stockholder Return(3) (f)	Peer Group Total Return(3) (g)
2025	$2,691,721	$3,946,050	$1,040,888	$1,389,285	$830.45	$160.34	$51,226	$77,398
2024	$2,214,766	$1,573,139	$594,343	$450,740	$664.56	$144.08	$45,489	$69,471
2023	$2,044,672	$1,496,000	$726,314	$586,253	$896.01	$121.62	$52,800	$76,872
2022	$1,532,835	$1,401,289	$736,192	$646,232	$1,010.98	$113.78	$41,381	$61,209
2021	$1,302,500	$1,305,845	$678,614	$680,599	$1,136.11	$145.06	$31,567	$44,131

Company Selected Measure Name	EBITDA (A)
Named Executive Officers, Footnote	Compensation for our PEO reflects the amounts reported in “Summary Compensation Table” for the respective years. Our PEO from 2021 to 2025 was Ryan L Pape. Average compensation for non-PEOs include: in 2025, Mr. Wood, in 2024, Messrs. Wood and Tunde Awodiran; in 2023, Messrs. Wood and Awodiran; in 2022, Messrs. Wood and Mathieu Moreau and in 2021, Messrs. Wood, Moreau and Brooks Meltzer. Mr. Meltzer separated service from the Company effective October 14, 2022. Mr. Moreau became an NEO in 2021 and retired in October 2023. Mr. Awodiran joined the Company in May 2023 and separated service from the Company effective February 28, 2025.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement period beginning on December 31, 2020, the last trading day before the earliest fiscal year in the table), and ending on December 31, 2025, calculated in accordance with Item 201(e) of Regulation S-K. The Russell 2000 Index for purposes of this table is the same as determined under Item 201(e) of Regulation S-K and described in Item 5 of our Form 10-K for the year ended December 31, 2025. We have chosen to use the Russell 2000 Index rather than an industry or line-of-business index because we do not believe our company is comparable to companies in a particular industry or line-of-business such as after-market automotive product companies and we have not used a peer group of companies because our major competitors are either much larger than we are or their competitive products constitute small lines of business for these companies or other competitors are private companies.
PEO Total Compensation Amount	$ 2,691,721	$ 2,214,766	$ 2,044,672	$ 1,532,835	$ 1,302,500
PEO Actually Paid Compensation Amount	$ 3,946,050	1,573,139	1,496,000	1,401,289	1,305,845
Adjustment To PEO Compensation, Footnote	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2021, 2022, 2023, 2024 and 2025 reflect the respective amounts set forth in columns (b) and (d), adjusted in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for 2021, 2022, 2023, 2024 and 2025, see the “Compensation Discussion & Analysis” beginning on page 15.

2025	PEO 2025	Average Non-PEO NEOs 2025
Summary Compensation Table Total	$2,691,721	$1,040,888
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	1,499,933	399,933
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	2,239,356	597,088
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	395,251	109,092
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	119,656	42,150
Compensation Actually Paid	$3,946,050	$1,389,285

2024	PEO 2024	Average Non-PEO NEOs 2024
Summary Compensation Table Total	$2,214,766	$594,343
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	1,500,002	324,997
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	1,139,408	246,869
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(284,439)	(66,385)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	3,406	911
Compensation Actually Paid	$1,573,139	$450,740

2023	PEO 2023	Average Non-PEO NEOs 2023
Summary Compensation Table Total	$2,044,672	$726,314
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	1,250,034	324,990
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	857,507	222,939
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(63,901)	(14,811)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(92,245)	(23,199)
Compensation Actually Paid	$1,496,000	$586,253

2022	PEO 2022	Average Non-PEO NEOs 2022
Summary Compensation Table Total	$1,532,835	$736,192
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	750,000	275,000
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	657,477	241,081
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(25,630)	(36,912)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(13,393)	(19,129)
Compensation Actually Paid	$1,401,289	$646,232

2021	PEO 2021	Average Non-PEO NEOs 2021
Summary Compensation Table Total	$1,302,500	$678,614
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	350,000	208,333
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	283,840	168,947
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	69,505	41,371
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$1,305,845	$680,599

Non-PEO NEO Average Total Compensation Amount	$ 1,040,888	594,343	726,314	736,192	678,614
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,389,285	450,740	586,253	646,232	680,599
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2021, 2022, 2023, 2024 and 2025 reflect the respective amounts set forth in columns (b) and (d), adjusted in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for 2021, 2022, 2023, 2024 and 2025, see the “Compensation Discussion & Analysis” beginning on page 15.

2025	PEO 2025	Average Non-PEO NEOs 2025
Summary Compensation Table Total	$2,691,721	$1,040,888
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	1,499,933	399,933
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	2,239,356	597,088
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	395,251	109,092
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	119,656	42,150
Compensation Actually Paid	$3,946,050	$1,389,285

2024	PEO 2024	Average Non-PEO NEOs 2024
Summary Compensation Table Total	$2,214,766	$594,343
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	1,500,002	324,997
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	1,139,408	246,869
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(284,439)	(66,385)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	3,406	911
Compensation Actually Paid	$1,573,139	$450,740

2023	PEO 2023	Average Non-PEO NEOs 2023
Summary Compensation Table Total	$2,044,672	$726,314
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	1,250,034	324,990
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	857,507	222,939
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(63,901)	(14,811)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(92,245)	(23,199)
Compensation Actually Paid	$1,496,000	$586,253

2022	PEO 2022	Average Non-PEO NEOs 2022
Summary Compensation Table Total	$1,532,835	$736,192
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	750,000	275,000
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	657,477	241,081
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(25,630)	(36,912)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(13,393)	(19,129)
Compensation Actually Paid	$1,401,289	$646,232

2021	PEO 2021	Average Non-PEO NEOs 2021
Summary Compensation Table Total	$1,302,500	$678,614
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	350,000	208,333
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	283,840	168,947
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	69,505	41,371
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$1,305,845	$680,599

Compensation Actually Paid vs. Total Shareholder Return	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Cumulative TSR Across the Reported Period. Cumulatively, from 2021 to 2025, the compensation actually paid to our PEO increased by 202.2% and the average of the compensation actually paid to the Non-PEO NEOs increased by 104.1%, compared to the Company’s cumulative TSR of 240.7% over the same period.
Compensation Actually Paid vs. Net Income	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Net Income Across the Reported Period. Cumulatively, from 2021 to 2025, the compensation actually paid to our PEO increased by 202.2% and the average of the compensation actually paid to the Non-PEO NEOs increased by 104.1%, compared to an increase in the Company’s net income of approximately 62.3%, over the same period.
Compensation Actually Paid vs. Company Selected Measure	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s EBITDA Across the Reported Period. Cumulatively, from 2021 to 2025, the compensation actually paid to our PEO increased by 202.2% and the average of the compensation actually paid to the Non-PEO NEOs increased by 104.1%, compared to an increase in the Company’s EBITDA of approximately 75.4%, over the same period. Please see page 16 for a calculation of EBITDA from our audited financial statements.
Total Shareholder Return Vs Peer Group
Relationship Between the Company’s TSR and the Russell 2000 Index TSR. The Company’s cumulative TSR for the 2021 through 2025 period was (26.9%) compared to the TSR for the Russell 2000 Index of 10.5% over the same period.

Tabular List, Table

Performance Measure
Cumulative TSR
Revenue
EPS
EBITDA (A)

Total Shareholder Return Amount	$ 830.45	664.56	896.01	1,010.98	1,136.11
Peer Group Total Shareholder Return Amount	160.34	144.08	121.62	113.78	145.06
Net Income (Loss)	$ 51,226,000	$ 45,489,000	$ 52,800,000	$ 41,381,000	$ 31,567,000
Company Selected Measure Amount	77,398,000	69,471,000	76,872,000	61,209,000	44,131,000
PEO Name	Ryan L Pape
Additional 402(v) Disclosure	Presented in thousands. Reflects “Net Income Attributable to Stockholders of the Company” in the Company’s Consolidated Statements of Income included in the Company’s Annual Report on From 10-K for the year ended December 31, 2025.Presented in thousands. The SEC rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance. Please see page 16 for a calculation of EBITDA from our audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Cumulative TSR Across the Reported Period. Cumulatively, from 2021 to 2025, the compensation actually paid to our PEO increased by 202.2% and the average of the compensation actually paid to the Non-PEO NEOs increased by 104.1%, compared to the Company’s cumulative TSR of 240.7% over the same period.
Name	Cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Revenue Across the Reported Period. Cumulatively, from 2021 to 2025, the compensation actually paid to our PEO increased by 202.2% and the average of the compensation actually paid to the Non-PEO NEOs increased by 104.1%, compared to an increase in the Company’s revenue of approximately 83.7%, over the same period.
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Earnings Per Share Across the Reported Period. Cumulatively, from 2021 to 2025, the compensation actually paid to our PEO increased by 202.2% and the average of the compensation actually paid to the Non-PEO NEOs increased by 104.1%, compared to an increase in the Company’s earnings per share of approximately 62.3%, over the same period.
Name	EPS
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s EBITDA Across the Reported Period. Cumulatively, from 2021 to 2025, the compensation actually paid to our PEO increased by 202.2% and the average of the compensation actually paid to the Non-PEO NEOs increased by 104.1%, compared to an increase in the Company’s EBITDA of approximately 75.4%, over the same period. Please see page 16 for a calculation of EBITDA from our audited financial statements.
Name	EBITDA (A)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,499,933)	$ (1,500,002)	$ (1,250,034)	$ (750,000)	$ (350,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,239,356	1,139,408	857,507	657,477	283,840
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	395,251	(284,439)	(63,901)	(25,630)	69,505
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,656	3,406	(92,245)	(13,393)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(399,933)	(324,997)	(324,990)	(275,000)	(208,333)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	597,088	246,869	222,939	241,081	168,947
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,092	(66,385)	(14,811)	(36,912)	41,371
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 42,150	$ 911	$ (23,199)	$ (19,129)	$ 0